Long-term debt, Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	$ 5,563,175,004	$ 3,795,309,906
Payments	(272,136,923)	(220,572,529)
Interest paid	(286,015,329)
Interest paid and capitalized (see note 7)	(275,133,471)	(247,025,739)
Proceeds from loans	2,116,176,076	2,237,181,037
Accrued interest	601,125,111	289,735,943
Amortization of cost to obtain loans and commissions	8,106,066	3,884,065
Costs to obtain loans and commissions	(37,075,869)	(19,249,547)
Total changes from financing cash flows	7,418,220,665	5,839,263,136
Effect on changes in foreign exchange rates	(735,547,851)	(276,088,132)
Ending balance	$ 6,682,672,814	$ 5,563,175,004